                        SEMIANNUAL REPORT
                        SEPTEMBER 30, 2002

PRUDENTIAL
INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./
INSTITUTIONAL MONEY MARKET SERIES

                        FUND TYPE
                        Money market

                        OBJECTIVE
                        High current income consistent with the
                        preservation of principal and liquidity

                        This report is not authorized for
                        distribution to prospective investors
                        unless preceded or accompanied by a current prospectus.

                        The views expressed in this report and
                        information about the Series' portfolio
                        holdings are for the period covered by
                        this report and are subject to change
                        thereafter.


Prudential Financial is a service mark
of The Prudential Insurance Company of
America, Newark, NJ, and its
affiliates.                                     (LOGO)

Prudential
Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Institutional Liquidity
Portfolio, Inc./Institutional Money
Market Series (the Series) seeks high
current income consistent with the
preservation of principal and
liquidity. The Series is a diversified
portfolio consisting of primarily (at
least 80%) high-quality, U.S.
dollardenominated money market
securities issued by the U.S.
government and its agencies, major
corporations, and commercial banks of
the United States, and foreign banks,
companies, and governments. Remaining
maturities can range from 1 day to 13
months. We typically purchase
securities rated in one of the two
highest rating categories by at least
two major independent rating agencies,
or if not rated, deemed to be of
equivalent quality by our credit
research staff. While we make every
effort to achieve our objective and
maintain a net asset value (NAV) of $1
per share, there can be no assurance
that the Series will achieve its
investment objective.

Institutional Money Fund Yield Comparison

                   (GRAPH)
    www.prudential.com  (800) 521-7466

Semiannual Report  September 30, 2002

Fund Facts                                      As of 9/30/02

                                        7-Day       Net Asset     Weighted Avg.  Net Assets
                                     Current Yld.  Value (NAV)     Mat. (WAM)    (Millions)
PILP Class A                            1.71%         $1.00          47 Days        $398
PILP Class I*                           1.76%         $1.00          47 Days      $2,169
iMoneyNet, Inc. Prime Institutional
Universe  Avg.**                        1.45%         $1.00          53 Days        N/A

Note: Yields will fluctuate from time
to time, and past performance is not
indicative of future results. An
investment in the Prudential
Institutional Liquidity Portfolio, Inc,
(PILP) is not insured or guaranteed by
the Federal Deposit Insurance
Corporation or any other government
agency. Although PILP seeks to preserve
the value of your investment at $1 per
share, it is possible to lose money by
investing in PILP.

* Class I shares are not subject to
distribution and service (12b-1) fees.

** iMoneyNet, Inc. reports a seven-day
current yield, NAV, and WAM on
Tuesdays. This is the data of all funds
in iMoneyNet, Inc. Prime Institutional
Universe Average category as of
September 24, 2002, the closest date to
the end of our reporting period.

Weighted Average Maturity Comparison

                  (GRAPH)

(LOGO)                      November 15, 2002

DEAR SHAREHOLDER,
The reporting period for the
Institutional Money Market Series--the
six months ended September 30, 2002--was a time of significant developments in the U.S. economy and financial markets.
The nascent recovery began to lose
steam at an alarming pace, and
accounting scandals involving high-
profile firms in the United States
roiled stock and bond markets. As a
result, the Federal Reserve (the Fed)
left the federal funds rate at 1.75%
and the discount rate at 1.25%
throughout our fiscal half-year.

In the context of these low short-term
rates, the Series' Class A and Class I
shares provided yields that were higher
than those of the average comparable
portfolio as measured by iMoneyNet. The
Series also maintained the NAV of its
Class A and Class I shares at $1 per
share. The Series'outperformance of the
iMoneyNet average comparable portfolio
was largely due to portfolio
positioning, yield curve strategy, and
relative value analysis employed by the
Series' management team.

We explain developments in money market
securities and the Series' investments
on the following pages. As always, we
appreciate your continued confidence
in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Institutional Liquidity Portfolio, Inc.

Prudential
Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

Semiannual Report  September 30, 2002

INVESTMENT ADVISER'S REPORT

INVESTING AMID DRAMATICALLY LOWER RATEs
A trend toward sharply lower market
interest rates dominated our six-month
reporting period that began April 1,
2002. Moreover, rates declined in such
a way that the London Interbank Offered
Rate (LIBOR) yield curve flattened and
temporarily inverted. In light of the
historically low rates, we initially
adopted a laddered maturity approach to
security selection that provided a
competitive stream of income and
allowed the Series greater flexibility
to respond to changing market
conditions.

The LIBOR yield curve had been
positively sloped early in our
reporting period because the Fed was
expected to increase short-term rates
after the economy expanded at an
annualized 5% in the first quarter of
2002. However, economic growth slowed
considerably in the second quarter amid
less vigorous spending by consumers and
a continued decline in business
investment. With the recovery
struggling to stay on track, the Fed
was expected to leave short-term rates
unchanged. This development led
investors to accept lower yields on
money market securities, particularly
issues maturing in one year.
Consequently, the slope of the LIBOR
yield curve began to flatten.

Because of the low relative value of
one-year securities, we favored
securities that matured in either one,
three, or six months. This positioned
the Series' weighted average maturity
(WAM) shorter than that of the average
comparable portfolio, as measured by
iMoneyNet.

FOCUS ON SHORTER END OF THE LIBOR YIELD CURVE
In the summer of 2002, data suggested
the economy continued to expand at a
sluggish pace. There was even
speculation that the economy might sink
into a so-called "double dip"
recession. As a result, market
observers began to discuss whether the
Fed would resume its efforts to lower
borrowing
                             3

Prudential
Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Semiannual Report  September 30, 2002

costs to stimulate economic growth.
Indeed, in a statement released after
their regularly scheduled meeting in
August 2002, Fed policymakers indicated
that they were considering easing
monetary policy.

Because there was scant difference
between the yields on securities
maturing in one day and issues maturing
in one year, we emphasized securities
maturing in three months or less. We
believed they offered better value than
longer-term money market issues, and
gave the Series greater liquidity
to meet shareholder cash needs. Our
approach kept the Series' WAM
positioned shorter than average. When
the LIBOR yield curve inverted in
September 2002, it made even more sense
to invest in shorter-term money market
securities.

LOOKING AHEAD
On November 6, Fed policymakers tried
to boost the confidence of businesses
and consumers by aggressively reducing
the federal funds rate and the
discount rate another half a percentage
point to 1.25% and 0.75% respectively.
Despite this effort to encourage
growth, the near-term outlook for the
U.S. economy remains uncertain. In the
meantime, we will look for
opportunities to position the Series'
WAM more in line with the industry
average while maintaining a high level
of liquidity.

Prudential Institutional Liquidity Portfolio Management Team

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2002 (Unaudited)

Principal
Amount
(000)            Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  4.0%
                 Canadian Imperial Bank of Commerce
$      39,000    1.70%, 11/13/02                                    $   39,000,000
       25,000    2.75%, 12/27/02                                        24,999,706
                 Toronto Dominion Bank
       40,000    1.80%, 2/3/03                                          40,000,000
                                                                    --------------
                                                                       103,999,706
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  9.7%
                 J.P. Morgan Chase
      100,000    1.79%, 2/3/03                                         100,000,000
                 National City Bank
       24,000    1.91%, 12/17/02(b)                                     24,013,160
                 Wells Fargo & Co.
       25,000    1.69%, 11/12/02                                        25,001,155
      100,000    1.65%, 12/16/02                                       100,000,000
                                                                    --------------
                                                                       249,014,315
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  3.9%
                 HBOS Treasury Services PLC
       10,000    1.81%, 11/22/02                                        10,000,052
                 Landesbank Hessen - Thuringren
       90,000    1.81%, 12/31/02                                        89,993,133
                                                                    --------------
                                                                        99,993,185
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  24.4%
                 Abbey National Treasury Services PLC
       80,000    1.74%, 10/15/02(b)                                     79,998,466
       75,000    2.63%, 12/27/02                                        74,996,477
                 BNP Paribas
       64,223    1.94%, 10/1/02                                         64,223,000
                 Deutsche Bank AG
       50,000    2.54%, 12/18/02                                        49,998,946
                 Landesbank Hessen - Thuringren
      100,000    1.86%, 12/31/02                                       100,001,252

    See Notes to Financial Statements                                      5

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2002 (Unaudited)
Cont'd.

Principal
Amount
(000)            Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
                 Nordea Bank Finland PLC
$      50,000    1.77%, 12/16/02                                    $   50,000,000
                 Societe Generale Institutional
       50,000    2.47%, 11/20/02                                        50,001,017
      137,000    1.98%, 12/31/02                                       137,000,856
                 Svenska Handelsbanken
       19,000    1.78%, 10/18/02                                        19,000,000
                                                                    --------------
                                                                       625,220,014
-------------------------------------------------------------------------------------
Commercial Paper  11.5%
                 Brahms Funding Corp.
       43,000    1.80%, 11/7/02                                         42,920,450
                 Clipper Receivables Corp.
       38,767    1.79%, 10/25/02                                        38,720,738
                 FCAR Owner Trust, Ser. I
       25,000    1.70%, 11/20/02                                        24,940,972
       15,000    1.79%, 1/24/03                                         14,914,469
                 GE Financial Assurance Holdings, Inc.
       25,000    1.78%, 12/24/02                                        24,896,167
                 Independence Funding LLC
       25,000    1.88%, 12/16/02                                        24,900,778
                 New Center Asset Trust
       24,000    1.77%, 11/22/02                                        23,938,640
                 San Paolo U.S. Financial Co.
      100,000    2.05%, 10/31/02                                        99,829,166
                                                                    --------------
                                                                       295,061,380
-------------------------------------------------------------------------------------
Other Corporate Obligations  22.8%
                 Allstate Corp.
       15,000    1.99%, 11/1/02(b)(c)
                  (cost $15,000,000, date purchased 5/1/01)             15,000,000
                 American Express Centurion Bank
       23,000    1.81%, 10/28/02(b)                                     23,000,000

    6                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2002 (Unaudited)
Cont'd.

Principal
Amount
(000)            Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
                 General Electric Capital Assurance Co.
$      26,000    1.90%, 10/22/02(b)(c)
                  (cost $26,000,000, date purchased 7/22/02)        $   26,000,000
                 General Electric Capital Corp.
       70,000    1.84%, 10/9/02(b)                                      70,000,000
                 Goldman Sachs Group, Inc.
       15,000    2.09%, 10/17/02(b)                                     15,011,103
       73,000    1.98%, 12/16/02(b)                                     73,000,000
                 J.P. Morgan Chase
       15,000    1.94%, 12/17/02(b)                                     15,009,592
                 Jackson National Life, Inc.
       24,000    1.95%, 10/22/02(b)(c)
                  (cost $24,000,000, date purchased 4/22/02)            24,000,000
                 Merrill Lynch & Co., Inc.
      101,000    1.86%, 10/11/02(b)                                    101,000,000
       35,000    1.90%, 11/13/02(b)                                     35,009,187
       25,000    1.88%, 11/26/02(b)                                     24,999,592
                 Metropolitan Life
       12,000    1.94%, 10/1/02(b)(c)
                  (cost $12,000,000, date purchased 10/24/01)           12,000,000
       10,000    1.90%, 11/1/02(b)(c)
                  (cost $10,000,000, date purchased 2/7/02)             10,000,000
                 Morgan Stanley Dean Witter & Co.
       46,000    1.92%, 10/15/02(b)                                     46,000,000
       35,000    2.00%, 10/16/02(b)                                     35,018,576
                 Pacific Life Insurance Co.
        9,000    1.86%, 12/9/02(b)(c)
                  (cost $9,000,000, dated purchased 9/9/02)              9,000,000
                 Strategic Money Market Trust
       12,000    1.82%, 12/13/02(b)                                     12,000,000
                 Travelers Insurance Co.
       25,000    1.78%, 11/25/02(b)(c)
                  (cost $25,000,000, date purchased 2/25/02)            25,000,000

    See Notes to Financial Statements                                      7

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2002 (Unaudited)
Cont'd.

Principal
Amount
(000)            Description                                        Value (Note 1)
----------------------------------------------------------------------------------------
                 United Omaha Life
$      13,000    1.95%, 12/5/02(b)(c)
                  (cost $13,000,000, date purchased 12/5/01)        $   13,000,000
                                                                    --------------
                                                                       584,048,050
-------------------------------------------------------------------------------------
U.S. Government Agency  2.3%
                 Federal Home Loan Bank
       25,000    6.38%, 11/15/02                                        25,138,098
                 Federal National Mortgage Association
       33,463    5.75%, 4/15/03                                         34,183,464
                                                                    --------------
                                                                        59,321,562
Shares
----------------------------------------------------------------------------------------
Mutual Fund  21.5%
  552,000,273    Prudential Core Investment Fund - Taxable Money
                  Market Series (Note 3)                               552,000,273
                                                                    --------------
                 Total Investments  100.1%
                  (amortized cost $2,568,658,485;(a))                2,568,658,485
                 Liabilities in excess of other assets  (0.1%)          (1,848,027)
                                                                    --------------
                 Net Assets  100%                                   $2,566,810,458
                                                                    --------------
                                                                    --------------

------------------------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable Rate Instrument. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $134,000,000. The aggregate value (134,000,000) is 5.2% of net assets.
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Corporation.
PLC--Public Liability Company (British Company).
    8                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2002 (Unaudited)
Cont'd.
The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2002 was as follows:

Commercial Banks..................................................   49.9%
Prudential Core Fund..............................................   21.5
Securities Brokers & Dealers......................................   12.9
Life Insurance....................................................    6.2
Asset Backed Securities...........................................    4.0
Short-Term Business Credit........................................    2.7
Federal Credit Agencies...........................................    2.3
Bank Holding Companies - Domestic.................................    0.6
                                                                    -----
                                                                    100.1
Liabilities in excess of other assets.............................   (0.1)
                                                                    -----
                                                                      100%
                                                                    -----
                                                                    -----

    See Notes to Financial Statements                                      9

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                               September 30, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                            $ 2,568,658,485
Cash                                                                         893
Interest receivable                                                    9,681,179
Deferred expenses and other assets                                        44,482
                                                               -------------------
      Total assets                                                 2,578,385,039
                                                               -------------------
LIABILITIES
Payable for investments purchased                                     10,035,749
Dividends payable                                                        940,835
Management fee payable                                                   310,658
Accrued expenses                                                         247,794
Deferred directors' fees                                                  22,685
Distribution fee payable                                                  16,860
                                                               -------------------
      Total liabilities                                               11,574,581
                                                               -------------------
NET ASSETS                                                       $ 2,566,810,458
                                                               -------------------
                                                               -------------------
Net assets were comprised of:
   Common stock, at par                                          $     2,566,810
   Paid-in capital in excess of par                                2,564,243,648
                                                               -------------------
Net assets, September 30, 2002                                   $ 2,566,810,458
                                                               -------------------
                                                               -------------------
Class A:
   Net asset value, offering and redemption price per
      share ($397,775,150 / 397,775,150 shares of $.001
      par value common stock issued and outstanding)                       $1.00
                                                               -------------------
                                                               -------------------
Class I:
   Net asset value, offering and redemption price per
      share ($2,169,035,308 / 2,169,035,308 shares of
      $.001 par value common stock issued and outstanding)                 $1.00
                                                               -------------------
                                                               -------------------

    10                                     See Notes to Financial Statements

                       This page intentionally left blank

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                               September 30, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $  39,855,559
                                                               -------------------
Expenses
   Management fee                                                     3,960,344
   Distribution fee--Class A                                            241,009
   Custodian's fees and expenses                                        150,000
   Transfer agent's fees and expenses                                   122,000
   Registration fees                                                     55,000
   Reports to shareholders                                               48,000
   Insurance expenses                                                    16,000
   Directors' fees                                                       15,000
   Audit fee                                                             13,000
   Legal fees and expenses                                               13,000
   Miscellaneous                                                          6,380
                                                               -------------------
      Total expenses                                                  4,639,733
   Less: Expense subsidy (Note 4)                                      (438,380)
       Management fee waiver (Note 2)                                  (990,086)
       Distribution fee waiver (Note 2)                                (140,588)
                                                               -------------------
   Net expenses                                                       3,070,679
                                                               -------------------
Net investment income                                                36,784,880
                                                               -------------------
Net realized gain on investment transactions                             36,276
                                                               -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  36,821,156
                                                               -------------------
                                                               -------------------

    12                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months              Year
                                                   Ended                Ended
                                             September 30, 2002     March 31, 2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $     36,784,880     $    128,620,723
   Net realized gain on investment
      transactions                                      36,276              428,569
                                             ------------------    ----------------
   Net increase in net assets resulting
      from operations                               36,821,156          129,049,292
                                             ------------------    ----------------
Dividends and distributions (Note 1)
   Class A                                          (3,624,888)         (15,163,386)
   Class I                                         (33,196,268)        (113,885,906)
                                             ------------------    ----------------
                                                   (36,821,156)        (129,049,292)
                                             ------------------    ----------------
Fund share transactions (net of
   conversions) (Note 5)
   Net proceeds from shares subscribed          11,199,067,739       25,336,594,403
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 23,672,576           92,983,050
   Cost of shares reacquired                   (12,793,601,706)     (23,852,403,001)
                                             ------------------    ----------------
   Net increase (decrease) in net assets
      from Fund share transactions              (1,570,861,391)       1,577,174,452
                                             ------------------    ----------------
Total increase (decrease)                       (1,570,861,391)       1,577,174,452
NET ASSETS
Beginning of period                              4,137,671,849        2,560,497,397
                                             ------------------    ----------------
End of period                                 $  2,566,810,458     $  4,137,671,849
                                             ------------------    ----------------
                                             ------------------    ----------------

    See Notes to Financial Statements                                     13

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Institutional Liquidity Portfolio, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series--the Institutional Money Market Series (the 'Series') and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      The Series held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted security held by the Series as of September 30, 2002 includes registration rights under which the Series may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and realized and unrealized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    For federal income tax purposes, each Series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required.
    14

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    The Series declares daily dividends of its
net investment income and net realized short-term capital gains or losses, if any, to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains (losses).

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PI has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $990,086 ($.0004 per share) for the six months ended September 30, 2002. The Series is not required to reimburse PI for such waiver.

      The Series has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Series. The Series compensates PIMS for distributing and servicing the Series' Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series' average daily net assets of the Class A shares. PIMS has agreed to waive a portion (.07 of 1% of the Series' average daily net assets of the Class A shares) of the distribution fee, which amounted to $140,588 ($.0004 per Class A share) for the six months ended September 30, 2002. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

      PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund has an uncommitted credit agreement (the 'Agreement') with an unaffiliated lender. The maximum that can be borrowed under the Agreement is $100,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the
                                                                          15

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series

             Notes to Financial Statements (Unaudited) Cont'd.
Agreement during the six months ended September 30, 2002. The Fund does not pay a fee for the credit facility.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended September 30, 2002, the Series incurred fees of $120,000 for the services of PMFS. As of September 30, 2002, $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The series invests in the Taxable Money Market Series (the 'Portfolio'), a portfolio of the Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended September 30, 2002, the series earned income of $23,453 from the Portfolio.

Note 4. Expense Subsidy
PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the six months ended September 30, 2002, such reimbursement amounted to $438,380 ($.0002 per share for Class A and I shares; 0.01% of average net assets).

Note 5. Capital
The Series offers Class A and Class I shares. Class A shareholders of the Series who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

      There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

      As of September 30, 2002, Prudential owned 773,273,378 Class I shares.
    16

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                         Shares and
Class A                                                                Dollar Amount
-------------------------------------------------------------------   ----------------
Six months ended September 30, 2002:
Shares sold                                                                295,592,391
Shares issued in reinvestment of dividends and distributions                 3,554,125
Shares reacquired                                                         (314,649,378)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion            (15,502,862)
Shares reacquired upon conversion into Class I                             (19,723,442)
                                                                      ----------------
Net increase (decrease) in shares outstanding                              (35,226,304)
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2002:
Shares sold                                                                898,328,424
Shares issued in reinvestment of dividends and distributions                15,022,355
Shares reacquired                                                         (889,138,746)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion             24,212,033
Shares reacquired upon conversion into Class I                             (59,498,046)
                                                                      ----------------
Net increase (decrease) in shares outstanding                              (35,286,013)
                                                                      ----------------
                                                                      ----------------
Class I
-------------------------------------------------------------------
Six months ended September 30, 2002:
Shares sold                                                             10,903,475,348
Shares issued in reinvestment of dividends and distributions                20,118,451
Shares reacquired                                                      (12,478,952,328)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion         (1,555,358,529)
Shares issued upon conversion from Class A                                  19,723,442
                                                                      ----------------
Net increase (decrease) in shares outstanding                           (1,535,635,087)
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2002:
Shares sold                                                             24,438,265,979
Shares issued in reinvestment of dividends and distributions                77,960,695
Shares reacquired                                                      (22,963,264,255)
                                                                      ----------------
Net increase (decrease) in shares outstanding before conversion          1,552,962,419
Shares issued upon conversion from Class A                                  59,498,046
                                                                      ----------------
Net increase (decrease) in shares outstanding                            1,612,460,465
                                                                      ----------------
                                                                      ----------------

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited)

                                                                        Class A
                                                               -------------------------
                                                                   Six Months Ended
                                                                  September 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $    1.00
                                                                   ----------
Net investment income and net realized gains                             .009(b)
Dividends and distributions to shareholders                             (.009)
                                                                   ----------
Net asset value, end of period                                      $    1.00
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a):                                                          .91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 397,775
Average net assets (000)                                            $ 400,584
Ratios to average net assets:
   Expenses, including distribution fee                                   .20%(b)(d)
   Expenses, excluding distribution fee                                   .15%(c)(d)
   Net investment income                                                 1.80%(b)(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Net of management and distribution fee waiver/expense subsidy.
(c) Net of management fee waiver/expense subsidy.
(d) Annualized.
    18                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                             Class A
------------------------------------------------------------------
                       Year Ended March 31,
------------------------------------------------------------------
  2002         2001         2000         1999         1998
------------------------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
    .031(b)      .062(b)      .053(b)      .053(b)      .055(b)
   (.031)       (.062)       (.053)       (.053)       (.055)
--------     --------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------     --------
--------     --------     --------     --------     --------
    3.34%        6.43%        5.38%        5.39%        5.63%
$443,001     $468,287     $371,866     $361,167     $140,813
$468,805     $417,250     $366,127     $247,471     $217,881
     .20%(b)      .20%(b)      .20%(b)      .20%(b)      .29%(b)
     .15%(c)      .15%(c)      .15%(c)      .15%(c)      .21%(c)
    3.23%(b)     6.23%(b)     5.27%(b)     5.20%(b)     5.42%(b)

    See Notes to Financial Statements                                     19

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                                        Class I
                                                               -------------------------
                                                                      Six Months
                                                                         Ended
                                                                  September 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $      1.00
                                                               -------------------
Net investment income and net realized gains                              .009(d)
Dividends and distributions to shareholders                              (.009)
                                                               -------------------
Net asset value, end of period                                     $      1.00
                                                               -------------------
                                                               -------------------
TOTAL RETURN(a):                                                           .94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                    $ 2,169,035
Average net assets (000)                                           $ 3,548,940
Ratios to average net assets:
   Expenses, including distribution fee                                    .15%(c)(d)
   Expenses, excluding distribution fee                                    .15%(c)(d)
   Net investment income                                                  1.86%(c)(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Commencement of offering of Class I shares.
(c) Annualized.
(d) Net of management fee waiver/expense subsidy.
    20                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                    Class I
--------------------------------------------------------------------------------
                                                               July 9,
                 Year Ended March 31,                          1997(b)
-------------------------------------------------------        Through
   2002           2001           2000           1999        March 31, 1998
--------------------------------------------------------------------------------
$     1.00     $     1.00     $     1.00     $     1.00        $   1.00
----------     ----------     ----------     ----------     --------------
      .032(d)        .062(d)        .053(d)        .053(d)         .041(d)
     (.032)         (.062)         (.053)         (.053)          (.041)
----------     ----------     ----------     ----------     --------------
$     1.00     $     1.00     $     1.00     $     1.00        $   1.00
----------     ----------     ----------     ----------     --------------
----------     ----------     ----------     ----------     --------------
      3.39%          6.48%          5.43%          5.45%           4.15%
$3,704,670     $2,092,210     $1,601,631     $1,750,229        $910,394
$3,729,340     $2,130,657     $1,643,961     $1,470,082        $814,138
       .15%(d)        .15%(d)        .15%(d)        .15%(d)         .15%(c)(d)
       .15%(d)        .15%(d)        .15%(d)        .15%(d)         .15%(c)(d)
      3.05%(d)       6.28%(d)       5.30%(d)       5.26%(d)        5.60%(c)(d)

    See Notes to Financial Statements                                     21

Prudential
Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Prudential Mutual Funds
-----------------------------------------------
Prudential offers a broad range of
mutual funds designed to meet your
individual needs. For information about
these funds, contact your financial
professional or call us at (800) 225-1852.
Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-------------------------------------------
Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
          www.prudential.com  (800) 521-7466

Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series


STRATEGIC PARTNERS MUTUAL FUNDS**
----------------------------------------------
Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
  Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase
money fund and is only an exchangeable
money fund.
**Not exchangeable with Prudential mutual funds.

Prudential
Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't
ever read this--they don't read annual
and semiannual reports. It's quite
understandable. These annual and
semiannual reports are prepared to
comply with federal regulations, and
are often written in language that is
difficult to understand. So when most
people run into those particularly
daunting sections of these reports,
they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes
to our mutual funds report to make it
easier to understand and more pleasant
to read. We hope you'll find it
profitable to spend a few minutes
familiarizing yourself with your
investment. Here's what you'll find in
the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is
often a shareholder's primary concern,
we present performance information in
two different formats. You'll find it
first on the "Performance at a Glance"
page where we compare the Fund and the
comparable average calculated by
Lipper, Inc., a nationally recognized
mutual fund rating agency. We report
both the cumulative total returns and
the average annual total returns. The
cumulative total return is the total
amount of income and appreciation the
Fund has achieved in various time
periods. The average annual total
return is an annualized representation
of the Fund's performance. It gives you
an idea of how much the Fund has earned
in an average year for a given time
period. Under the performance box,
you'll see legends that explain the
performance information, whether fees
and sales charges have been included in
the returns, and the inception dates
for the Fund's share classes.

See the performance comparison charts
at the back of the report for more
performance information. Please keep in
mind that past performance is not
indicative of future results.

      www.prudential.com  (800) 521-7466

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your
money for you, reports on
successful--and not-so-successful--
strategies in this section of your
report. Look for recent purchases and
sales here, as well as information
about the sectors the portfolio manager
favors, and any changes that are on the
drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to
appear technical, but it's really just
a listing of each security held at the
end of the reporting period, along with
valuations and other information.
Please note that sometimes we discuss a
security in the "Investment Adviser's
Report" section that doesn't appear in
this listing, because it was sold
before the close of the reporting
period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the
value of the Fund's holdings),
liabilities (how much the Fund owes),
and net assets (the Fund's
equity or holdings after the Fund pays
its debts) as of the end of the
reporting period. It also shows how we
calculate the net asset value per share
for each class of shares. The net asset
value is reduced by payment of your
dividend, capital gain, or other
distribution--but remember that the
money or new shares are being paid or
issued to you. The net asset value
fluctuates daily, along with the value
of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which
details income (mostly interest and
dividends earned) and expenses
(including what you pay us to manage
your money). You'll also see capital
gains here--both realized and
unrealized.

Prudential
Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and
expenses translate into changes
in net assets. The Fund is required to
pay out the bulk of its income to
shareholders every year, and this
statement shows you how we do it
(through dividends and distributions)
and how that affects the net assets.
This statement also shows how money
from investors flowed into and out of
the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material
that can intimidate readers, but it
does contain useful information. The
notes provide a brief history and
explanation of your Fund's objectives.
In addition, they outline how
Prudential mutual funds prices
securities. The notes also explain who
manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements
from prior pages, but on a
per-share basis. It is designed to help
you understand how the Fund
performed, and to compare this year's
performance and expenses to those of
prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant
looks over our books and certifies that
the financial statements are fairly
presented in accordance with
generally accepted accounting
principles.

TAX INFORMATION
This is information that we report
annually about how much of your total
return is taxable. Should you have any
questions, you may want to consult a
tax adviser.

        www.prudential.com  (800) 521-7466

PERFORMANCE COMPARISON
These charts are included in the annual
report and are required by the
Securities Exchange Commission.
Performance is presented here as the
return on a hypothetical $10,000
investment in the Fund since its
inception or for 10 years (whichever is
shorter). To help you put that return
in context, we are required to include
the performance of an unmanaged, broad-
based securities index as well. The
index does not reflect the cost of
buying the securities it contains or
the cost of managing a mutual fund. Of
course, the index holdings do not
mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an
index.

Prudential
Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential
Mutual Funds, you receive financial
advice from a Prudential Securities
Financial Advisor or Pruco Securities
registered representative. Your
financial professional can provide you
with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help
you match the reward you seek with the
risk you can tolerate. Risk can be
difficult to gauge--sometimes even the
simplest investments bear surprising
risks. The educated investor knows that
markets seldom move in just one
direction. There are times when a
market sector or asset class will lose
value or provide little in the way of
total return. Managing your own
expectations is easier with help from
someone who understands the markets,
and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you
wade through the numerous available
mutual funds to find the ones that fit
your individual investment
profile and risk tolerance. While the
newspapers and popular magazines are
full of advice about investing, they
are aimed at generic groups of
people or representative individuals--
not at you personally. Your financial
professional will review your
investment objectives with you. This
means you can make financial decisions
based on the assets and liabilities in
your current portfolio and your risk
tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the
most common investor mistakes. But
sometimes it's difficult to hold on to
an investment when it's losing value
every month. Your financial
professional can answer questions when
you're confused or worried about your
investment, and should remind you that
you're investing for the long haul.

        www.prudential.com  (800) 521-7466

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 521-7466

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management
Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Fund Symbols     CUSIP
  Class A      744350109
  Class I      744350604

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.

The accompanying financial statements
as of September 30, 2002, were not
audited, and accordingly, no opinion is
expressed on them.

(LOGO)

Fund Symbols      CUSIP
  Class A       744350109
  Class I       744350604

MF137E2         IFS-A075694

Mutual funds are not bank guaranteed or
FDIC insured, and may lose value.